Note 5 - Analysis of Allowance for Doubtful Accounts and Loans in Yen (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Balance at Beginning of Year	¥ 148,245	¥ 117,391	¥ 176,393
Credits Charged Off	(45,108)	(3,153)	(12,067)
Provision for (Reversal of) Doubtful Accounts	48,407	33,158	¥ (46,935)
Other	(29)	849
Balance at End of Year	¥ 151,515	¥ 148,245	¥ 117,391